Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Change in Investment Carrying Amount - Holmdel [Abstract]
Beginning Balance		$ 13,000	$ 13,000
Add: Income from investments in unconsolidated entities	627	1,042	2,779
Less: Cash distribution on investments in unconsolidated entities		(3,403)	(5,354)
Ending Balance	$ 10,639	$ 10,639	$ 10,425